Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of straight-line method over the estimated useful lives of the assets
	%

Computers and software	20 - 33	(Mainly 33)
Machines	7-33
Office furniture and equipment	6 - 15	(Mainly 6)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15
Buildings	4

Schedule of depreciation is calculated by using the straight-line method over the estimated useful lives
%

Customer relationship	8.8
Non-competition	4

Schedule of weighted average assumptions used in fair value for options granted
	Year ended December 31,
	2022	2021	2020

Risk-free interest	4.105%	0.84%	0.51%
Dividend yields	0	0	0
Volatility	43%	48%	45%
Expected option term	3.5 years	3.5 years	3.5 years